Interim Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Statement of Cash Flows [Abstract]
Net income (loss)	$ 1,313	$ 1,700	$ (832)
Adjustment:
Depreciation of property, plant and equipment	250	323	337
Amortization of right-of-use assets	51	66	106
Reversal of allowance for expected credit losses	(18)	(23)
Changes in operating assets:
(Increase)/decrease in inventories	2,355	3,047	(810)
Decrease/ (increase) of accounts receivable, prepaid expenses and other current assets, net	(1,821)	(2,357)	2,242
(Decrease)/ increase of accounts payable, accruals and other current liabilities	1,256	1,626	(357)
(Decrease)/ increase of contract liabilities	3,800	4,917	(461)
Repayment of lease liabilities	(199)	(257)	(154)
Income taxes payables	406	527	(52)
Cash provided by operating activities	7,393	9,569	19
Purchase of property, plant and equipment	(577)	(747)	(122)
Cash used in investing activities	(577)	(747)	(122)
Dividends paid	(2,307)	(2,986)
Purchase of treasury shares	(13)	(17)
Repayment of bank loans	(510)	(660)	(651)
Cash used in financing activities	(2,830)	(3,663)	(651)
Foreign currency effect			45
Net change in cash and cash equivalents	3,986	5,159	(709)
Cash and cash equivalents as of beginning of the year	7,674	9,931	5,742
Cash and cash equivalents as of the end of the year	11,660	15,090	5,033
Net change in cash and cash equivalents	3,986	5,159	(709)
Supplementary Cash Flows Information
Cash paid for interest	88	114	238
Cash paid for taxes	$ 219	$ 284	$ 70